Other income and expenses - Employee benefits expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income and expenses
Wages and salaries	€ 31,121	€ 23,854	€ 17,965
Social security contributions	4,095	3,212	2,492
Share-based payment expenses	3,486	5,714	5,521
Termination benefits expense	569	63	56
Employee benefits expense	€ 39,271	€ 32,843	€ 26,034